RELATED PARTY TRANSACTIONS - Compensation and benefits to interested parties and key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Wages and salaries	$ 3,338	$ 806	$ 766
Social security costs	636	106	95
Share-based payment benefits	2,160	401	526
Total	$ 6,134	$ 1,313	$ 1,387